Contract Balances - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Liabilities [Abstract]
Contract liabilities as of beginning of year	$ 326,044	$ 264,340
Revenue recognized from prior year contract liabilities	(326,044)	(264,340)
Net increase in contract liabilities during the year	450,360	326,044
Contract liabilities as of end of year	$ 450,360	$ 326,044